Deferred Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred income [abstract]
As at 1 January	¥ 0	¥ 0
Government grants received during the year to compensate the cost	5,679	0
As at 31 December	¥ 5,679	¥ 0